ADVISORS PREFERRED TRUST

Quantified Managed Income Fund

Investor Class Shares QBDSX

Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund

Investor Class Shares QACFX

Advisor Class Shares QACAX

Quantified Market Leaders Fund

Investor Class Shares QMLFX

Advisor Class Shares QMLAX

Quantified Alternative Investment Fund

Investor Class Shares QALTX

Advisor Class Shares QALAX

Quantified STF Fund

Investor Class Shares QSTFX

Advisor Class Shares QSTAX

Incorporated herein by reference is the definitive version of the prospectus for the Investor and Advisor Class Shares of the Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 3, 2015 (SEC Accession No. 0001580642-15-004991).